Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Revenue from contract with customer	$ 323,255	$ 279,046
Earned premium	295,824	220,502
Total revenues	619,079	499,548
OPERATING EXPENSES:
Salaries and benefits	171,901	137,508
Ceding commission	140,983	105,974
Losses and loss adjustment expenses	122,080	91,025
Sales expense	107,483	86,207
General and administrative services	64,558	51,188
Depreciation and amortization	22,144	11,800
Total operating expenses	629,149	483,702
OPERATING INCOME (LOSS)	(10,070)	15,846
Change in fair value of warrant liabilities	(42,540)	0
Interest and other income (expense)	(1,993)	(987)
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	(54,603)	14,859
Income tax expense	(6,751)	(4,820)
NET INCOME (LOSS)	(61,354)	10,039
Net loss (income) attributable to non-controlling interest	398	127
Net loss (income) attributable to redeemable non-controlling interest	14,598	0
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	$ (46,358)	$ 10,166
Earnings (loss) per share/members' unit
Basic (in dollars per share)	$ (0.56)	$ 101.66
Diluted (in dollars per share)	$ (0.56)	$ 101.66
Weighted average shares/units outstanding
Basic (in shares)	82,327	100
Diluted (in shares)	82,327	100
Commission and fee revenue
REVENUES:
Revenue from contract with customer	$ 271,571	$ 236,443
Membership and other revenue
REVENUES:
Revenue from contract with customer	$ 51,684	$ 42,603